Stock-based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense		$ 43,118	$ 2,291
Share-based Payment Arrangement, Option
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period		48 months
Aggregate intrinsic value of options exercised		$ 800	$ 300
Weighted average estimated fair value of options granted		$ 4.79	$ 0.72
Options, expiration period		10 years
Stock-based compensation expense		$ 47,800
Period for recognition of unrecognized compensation cost related to non-vested stock awards		1 year 10 months 24 days
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based payment arrangement, incremental compensation costs	$ 9,700
Modification incremental compensation cost recognized		$ 8,400
Restricted Stock Awards
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period		15 months
Stock-based compensation expense		$ 26,200
Restricted Stock Awards | Chairman and Chief Executive Officer | Upon Achievement of Earn-Out Targets
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation expense		$ 5,100
Minimum | Restricted Stock | Service Vesting Rights
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period		1 year
Maximum | Restricted Stock | Service Vesting Rights
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period		4 years
Two Thousand Fifteen Equity Incentive Plan | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period		3 years
Two Thousand Fifteen Equity Incentive Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period		5 years
Stock - based compensation exercisable period		10 years
Two Thousand Twenty One Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total number of shares		30,000,000
Due to failure to vest, additional shares added.		12,760,600
Number of shares available for grant		27,842,561
Two Thousand Twenty One Equity Incentive Plan | Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period		1 year
Two Thousand Twenty One Equity Incentive Plan | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period		4 years
Stock - based compensation exercisable period		10 years